Employee benefits (Details 2) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus expenses under retention bonus plan
Bonus expenses	€ 737	€ 1,165	€ 5,222